RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2025 shares $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	362,284
Maximum term of options granted	5 years
Exercise price (in USD per share) | $ / shares	$ 16.80
Tranche 1
Disclosure of transactions between related parties [line items]
Vesting period	12 months
Vesting requirements for share based payment arrangement, vesting percentage	33.33%
Tranche 2
Disclosure of transactions between related parties [line items]
Vesting period	24 months
Vesting requirements for share based payment arrangement, vesting percentage	33.33%
Tranche 3
Disclosure of transactions between related parties [line items]
Vesting period	36 months
Vesting requirements for share based payment arrangement, vesting percentage	33.33%
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method		$ 0.4	$ (1.6)
FMS Holdco
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method		0.7	0.7
TFG Marine
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions		251.7	$ 291.2
Payables to related parties		$ 19.4		$ 24.4